Investments in unconsolidated equity investees - Additional Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Company's shareholding percentage		25.00%
Share of profits or losses from unconsolidated equity investees	$ 307	$ (46)
Avolon Capital Partners Limited [Member]
Schedule of Equity Method Investments [Line Items]
Company's shareholding percentage	25.00%	25.00%
Share of profits or losses from unconsolidated equity investees	$ 307	$ (46)